Fair value of financial instruments (Schedule of changes in fair value of earn-out) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Opening balance of fair value	$ (12,118)	$ 0
Acquisition of AutoDS		(14,116)
Payment	0	5,200
Change in fair value	(7,329)	(3,202)
Closing balance of fair value	$ (19,447)	$ (12,118)